INCOME TAXES - Reconciliation of the U.S. federal statutory rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Tax statutory rate			21.00%	21.00%	21.00%
Income tax benefit at the federal statutory rate			$ (855,721)	$ 107,803	$ (125,655)
Change in entity tax status			(21,329)
Change in entity tax status				(1,088,171)	(1,088,171)
Nondeductible expenses			1,161	620,061	628,016
State taxes, net of federal benefit			(189,672)	13,250
Other				6,216	(22,690)
Total provision for income taxes	$ (349,348)	$ 1,130,142	$ (1,048,832)	$ (340,841)	$ (608,500)	$ 0
Effective income tax rate			25.70%	(66.40%)	101.70%